Capital Stock (Details Narrative) - $ / shares	Dec. 31, 2018	Jun. 13, 2018	Dec. 31, 2017
Common stock, shares authorized	200		200
Common stock, shares issued	13,340,200		13,000,000
Common stock, shares outstanding	13,340,200	20,000,000	13,000,000
Preferred stock, share authorized	20,000,000
Preferred stock, value per share	$ 0.0001
Common Stock [Member]
Common stock, shares authorized	100,000,000
Common stock, value per share	$ 0.001
Common stock, shares issued	13,340,200		20,000,000
Common stock, shares outstanding	13,340,200		20,000,000